Financial assets, liabilities and financial results (telecom activities) - Financial assets of telecom activities - IFRS 9 applied - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Non-current	€ 950	€ 1,516	€ 1,208
Current	2,313	3,259	4,766
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	977
Current	2,313
Total financial assets	3,290	4,803	6,001
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Total financial assets	3,291	4,803	6,001
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current financial assets	431
Total financial assets	431	431	277
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Total financial assets	432	431
Financial assets at fair value through other comprehensive income, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Non-current financial assets	431
Total financial assets	431	431	277
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets	432	431	277	€ 254
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current financial assets	230
Current financial assets	2,266
Total financial assets	2,496	3,990	4,953
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities [member]
Disclosure of financial assets [line items]
Total financial assets	2,266	3,206
Current financial assets	2,266
Total financial assets	2,266	3,206	4,696
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Total financial assets	203	141	133
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Total financial assets	27	642	123
Non-current financial assets	27
Total financial assets	27	642	123
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Investments securities [member]
Disclosure of financial assets [line items]
Total financial assets	203	141	133	€ 805
Non-current financial assets	203
Total financial assets	203	141	133
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets	363
Non-current financial assets	317
Current financial assets	47
Total financial assets	363	382	772
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets including receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets		382
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Receivables related to investments [member]
Disclosure of financial assets [line items]
Non-current financial assets	82
Current financial assets	23
Total financial assets	105	55	70
Financial assets at amortised cost, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Non-current financial assets	234
Current financial assets	24
Total financial assets	€ 258	€ 327	702
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets			4,696
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets including receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets			772
Financial assets available-for-sale, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Total financial assets			€ 277